Expense Example {- Fidelity® Four-in-One Index Fund} - 02.28 Fidelity Four-in-One Index Fund PRO-09 - Fidelity® Four-in-One Index Fund - Fidelity Four-in-One Index Fund-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 11
3 years	39
5 years	71
10 years	$ 164